Management of Financial Risk (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of Company's Maximum Exposure to Credit Risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations. All of our trade accounts receivables from concentrate sales are held with large international metals trading companies.

The Company’s cash and cash equivalents and short term investments are held through large financial institutions. These investments mature at various dates within one year.

The Company’s maximum exposure to credit risk as at December 31, 2018 and 2017 is as follows:

	December 31,	December 31,
	2018	2017
Cash and cash equivalents	$90,503	$183,074
Short term investments	72,824	29,500
Marketable securities	-	556
Derivative assets	2,646	140
Accounts receivable and other assets	32,769	36,370
Income tax receivable	136	130
Other non-current receivables	15,241	1,223
	$214,119	$250,993

Schedule of Company's Liquidity Risk

Liquidity risk is the risk that we will not be able to meet our financial obligations as they come due. We manage our liquidity risk by continually monitoring forecasted and actual cash flows. We have in place a planning and budgeting process to help determine the funds required to support our normal operating requirements and our development plans. We aim to maintain sufficient liquidity to meet our short term business requirements, taking into account our anticipated cash flows from operations, our holdings of cash and cash equivalents, and our committed and anticipated liabilities.

The following are the remaining contractual maturities of financial liabilities at the reporting date. The tables include cash flows associated with both interest and principal payments.

	Expected payments due by year as at December 31, 2018
	Less than			After
	1 year	1 - 3 years	4 - 5 years	5 years	Total
Trade and other payables	$48,510	$-	$-	$-	$48,510
Credit facility	-	-	70,000	-	70,000
Derivative liabilities	224	-	-	-	224
Income tax payable	8,358	-	-	-	8,358
Equipment loan	4,328	5,371	-	-	9,699
Other liabilities	-	1,166	-	-	1,166
Operating leases	1,055	1,248	250	-	2,553
Capital commitments, Lindero	111,940	-	-	-	111,940
Provisions	878	6,738	4,029	6,262	17,907
	$175,293	$14,523	$74,279	$6,262	$270,357

	Expected payments due by year as at December 31, 2017
	Less than			After
	1 year	1 - 3 years	4 - 5 years	5 years	Total
Trade and other payables	$41,476	$-	$-	$-	$41,476
Bank loan	-	40,000	-	-	40,000
Derivative liabilities	2,328	-	-	-	2,328
Income tax payable	14,237	-	-	-	14,237
Finance lease obligations	906	-	-	-	906
Other liabilities	-	1,356	-	-	1,356
Operating leases	653	1,025	634	-	2,312
Provisions	1,708	4,690	5,465	3,323	15,186
	$61,308	$47,071	$6,099	$3,323	$117,801

Schedule of capital structure

	December 31,	December 31,
	2018	2017
Equity	$602,804	$563,584
Credit facilities	69,302	39,871
Equipment financing obligations	8,766	906
Less: Cash, cash equivalents and short-term investments	(163,327)	(212,574)
	$517,545	$391,787

Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments

The functional and reporting currency for all entities within the consolidated group is the US dollar. We are exposed to fluctuations in foreign exchange rates as a portion of our expenses are incurred in Canadian dollars, Peruvian soles, Argentinean pesos and Mexican pesos. A significant change in the foreign exchange rates between the United States dollar relative to the other currencies could have a material effect on the Company’s profit or loss, financial position, or cash flows. We have not hedged our exposure to foreign currency fluctuations.

As at December 31, 2018 and 2017, the Company was exposed to currency risk through the following assets and liabilities denominated in foreign currencies:

	December 31, 2018
	Canadian Dollars	Peruvian Soles	Mexican Pesos	Argentinian Pesos
Cash and cash equivalents	376	941	37,039	6,967
Accounts receivable and other assets	279	3,660	11,836	598,002
Income tax receivable	-	459	-	-
Investments in associates	5,244	-	-	-
Trade and other payables	(8,478)	(18,492)	(218,833)	(125,159)
Due to related parties	(23)	-	-	-
Provisions, current	-	-	(2,991)	-
Income tax payable	-	(4,591)	(59,810)	-
Other liabilities	-	-	(2,296)	-
Provisions	-	-	(66,977)	-
Total foreign currency exposure	(2,602)	(18,023)	(302,032)	479,810
US$ equivalent of foreign currency exposure	(2,010)	(5,458)	(16,055)	11,646

	December 31, 2017
	Canadian Dollars	Peruvian Soles	Mexican Pesos	Argentinian Pesos
Cash and cash equivalents	4,511	693	27,842	12,186
Marketable securities	697	-	-	-
Accounts receivable and other assets	292	4,428	3,018	33
Income tax receivable	-	421	-	-
Investments in associates	3,685	-	-	-
Trade and other payables	(14,950)	(17,244)	(253,702)	(7,814)
Provisions, current	-	-	(2,418)	-
Income tax payable	-	(6,631)	(176,977)	-
Other liabilities	(1,576)	-	(1,967)	-
Provisions	-	-	(78,567)	-
Total foreign currency exposure	(7,341)	(18,333)	(482,771)	4,405
US$ equivalent of foreign currency exposure	(5,852)	(5,650)	(24,462)	236

Sensitivity as to change in foreign currency exchange rates on our foreign currency exposure as at December 31, 2018 is provided below:

		Effect on foreign
		denominated
Currency	Change	items
Mexican Peso	+/- 10%	$1,874
Peruvian Soles	+/- 10%	$506
Argentinian Peso	+/- 10%	$878
Canadian Dollar	+/- 10%	$351

Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments

Metal	Change	Effect on Sales
Silver	+/- 10%	$2,201
Gold	+/- 10%	$1,332
Lead	+/- 10%	$196
Zinc	+/- 10%	$365